GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Syneron Medical Ltd. (the "Company") commenced its operations in July 2000. The Company and its subsidiaries (together Group) are principally engaged in manufacture, research, development, marketing and sales worldwide, directly to end-users and also to distributors of advanced equipment for the aesthetic medical industry and systems for dermatologists, plastic surgeons and other qualified practitioners (the professional market).

In addition, the Company sells, markets and distributes, aesthetic devices products, which are primarily targeted to the home-use consumers (non-professional market), both directly and through retailers in the U.S. and outside the U.S. through retailers and through a chain of distributors.

b.	Business Combinations and other acquisitions during 2012, 2011 and 2010

1.	TransPharma Medical Ltd. (TransPharma)

On March 14, 2012, the Company acquired substantially all the assets of TransPharma, including its patent portfolio, for approximately $3,651 in cash. TransPharma is focused on development and commercialization of drug-products, utilizing an active transdermal drug delivery technology which is based on RF-MicroChannels that create microscopic channels across the skin. Its first product, the Viador system, is a handheld device with an RF-needle array. It is CE Mark approved for use in transdermal delivery of biologic drug-products via a system-specific skin patch, and may in the future provide a commercial opportunity within the professional and home-use aesthetic device markets.

The Company has accounted for the assets purchased in accordance with ASC 805, "Business Combinations" ("ASC 805").

The following table summarizes the estimated fair values of the assets acquired at the acquisition date:

Fair value

Property and equipment	59
In-process R&D (*)	2,407
Goodwill	1,185

Assets acquired	$3,651

(*)	Not subject to amortization until technological feasibility will be achieved or technology will be abandoned.

Pro forma information in accordance with ASC 805 has not been provided, since the revenues and assets were not material in relation to total consolidated revenues and assets.

2.	Ultrashape Ltd. (Ultrashape)

On February 13, 2012, Syneron acquired 100% of the outstanding shares of Ultrashape, a sole operating entity of Ultrashape Medical Ltd., which was traded on the Tel-Aviv Stock Exchange, for $12,000. Ultrashape is a developer, manufacturer and marketer of non- invasive technologies for fat cell destruction and body sculpting. Ultrashape's products are approved and commercially available in Europe, Canada, Latin America and Asia.

The Company has accounted for the control gained in accordance with ASC 805, "Business Combinations".

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Cash	$837
Current assets	1,241
Property and equipment	710
Developed technology (1)	5,617
Customer relationship (2)	1,843

Total identifiable assets acquired	10,248

Current liabilities	(3,767)
Accrued severance pay	(26)

Total liabilities assumed	(3,793)

Net identifiable assets assumed	6,455
Goodwill	5,545

Net assets acquired	$12,000

(1)	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.

(2)	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.

Pro forma information in accordance with ASC 805 has not been provided, since the revenues and assets were not material in relation to total consolidated revenues and assets.

3.	Syneron China

In November 2008, the Company entered into a joint venture (JV) agreement with Beijing Art Fact MediTech (BAFM) for the formation of Syneron China. The Company holds 51% of the JV for a total investment of $510. Through this JV, Syneron sells directly to medical and aesthetic professionals in China including doctors, hospitals, medi-spas and cosmetic chains. Syneron China also provides training and after-sales service and support. The Company consolidated the JV's results and recorded the non-controlling interests in accordance with the provisions of ASC 810, "Consolidation" (ASC 810).

In August 2012, the Company entered into a share transfer agreement with BAFM to acquire its equity interest in the JV for a total amount of $2,200.   Consummation of the transaction is subject to certain closing conditions, including the approval of certain governmental authorities. At the closing, the Company deposited an amount of $1,760 in escrow. Amount deposited in escrow was recorded as part of other accounts receivable and shall be released upon all closing conditions met. As of December 31, 2012, the government authorities were still pending. In February 2013, the Ministry of Commerce of the People's Republic of China approved this transaction.  Approvals of local authorities are still pending.

4.	Fluorinex Active Ltd . (Fluorinex)

Fluorinex is an Israeli based company that develops advanced fluoridation and tooth whitening devices for dentists and consumers.

During the years 2007-2011, the Company invested an aggregated amount of $4,625 in Fluorinex in consideration of 74.96% of the issued and outstanding share capital. Fluorinex is an Israeli based company that develops advanced fluoridation and tooth whitening devices for dentists and consumers.

The Company has accounted for the control gained in accordance with ASC 805 and the increase in the interests in Fluorinex after control gained, according to the provisions of ASC 810.

5.	Rakuto Bio Technologies Ltd. (RBT)

RBT is an Israeli company engaged in the development of new skin brightening treatments.  RBT products are distributed through Syneron and Syneron's subsidiaries.

During the years 2007-2011, the Company invested an aggregate amount of $4,275 for consideration of 49.52% of RBT's fully diluted share capital.

On May 30, 2012,  the Company entered into an agreement with RBT's shareholders pursuant to which the Company acquired all the remaining shares of RBT for: (i) an initial purchase price of $5,000, (ii) an additional $5,000 to be paid on May 30, 2013, (iii) certain milestone payments in the aggregate amount equal to $15,240, (iv) the repayment of certain loan amounts provided by RBT to certain of its shareholders,  and (v) the payment of 2.019% of annual net sales generated by RBT intellectual properties for an unlimited period. As of December 31, 2012, we held 100% of RBT's issued and outstanding share capital.

The initial fair value of the contingent consideration was $6,125. The Company estimated the fair value of the contingent consideration using a probability weighted discounted cash flow model with a discount rate of 17.7% and based on various probabilities for RBT to meet the milestones requirements. As of December 31, 2012 the contingent consideration fair value was $6,750. Changes to the fair value are recorded in other expenses (income), net as part of operating expenses.

6.	Candela Corporation

On January 5, 2010, the Company acquired 100% of the shares of Candela Corporation Inc. (Candela), a U.S. public company listed on the Nasdaq, for the consideration of $73,024, paid by way of issuing the Company shares to Candela's shareholders. The transaction was accounted for under ASC 805.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value
Assets:

Current assets	$89,450
Other assets (includes mainly deferred tax assets)	24,792
Property and equipment	2,391
Intangible assets (*)	24,010

Total identifiable assets acquired	140,643

Current liabilities	(45,427)
Deferred taxes	(8,778)
Long-term liabilities	(4,889)

Total identifiable liabilities assumed	(59,094)

Net identifiable assets acquired	81,549
Bargain purchase price (**)	(8,525)

Net assets acquired	$73,024

(*)
Of the $24,010 intangible assets acquired, $10,070 was assigned to developed technology (10 years useful life), $510 was assigned to in-process research and development asset which is not subject to amortization, $8,930 was assigned to customer relationship (6 years useful life), $3,300 was assigned to trade name (11 years useful life) and the remaining $1,200 was assigned to a non-compete covenant (3 years useful life).

(**)	The excess of fair value of the net assets acquired over the amount of consideration transferred was recorded in other income, net as part of operating expenses, net.

7.	Tanda Health and Beauty, Inc. (THB, formerly known as Pharos Life Corporation and Syneron Beauty Inc.)

On December 7, 2010, the Company acquired 100% of THB's outstanding shares in contingent consideration of $15,750 to be paid to THB's former shareholders subject to reaching certain net revenue milestones in the 12-month period ending May 31, 2013 and based on a specific mechanism agreed as part of the share purchase agreement. THB is a manufacturer of home-use light therapy for aesthetic procedures based in Canada.

The Company has accounted for the acquisition and the control gained in accordance with ASC 805.

The fair value of the contingent consideration arrangement at the acquisition date was $2,409. The Company estimated the fair value of the contingent consideration using a probability weighted discounted cash flow model with a discount rate of 19% and based on various probabilities for THB to meet the net revenues milestone. As of December 31, 2012, 2011 and 2010 the contingent consideration fair value was approximately $0, $2,535 and $2,409, respectively.

Changes to the fair value were recorded in other expenses (income), net as part of operating expenses.